Note - 13 - Share Capital - Assumptions for the Fair Value Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Risk-free interest rate	2.58%	0.53%
Expected volatility	61.00%	58.00%
Expected dividend yield	0.00%	0.00%
Expected life (years)	3	3